Non-controlling Interests (Details Narrative) - Non controlling Interests [Member] - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Exercise price	$ 1.25	$ 1.25
Ownership interest	6.45%	8.86%
Share purchase warrants	221,333	96,667
Common stock, shares Issued	442,667	193,333
Gross proceed	$ 428,575	$ 186,148
Liability amount, granted (note 13)	72,190	$ 25,709
Fair value of common stock	$ 2,961,835
Expiry date	May 23, 2025	Jun. 09, 2024
MedMeliors [Member]
Statement [Line Items]
Common stock, shares Issued	3,500,000